GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Property, Plant and Equipment (Details) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 09, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) cash_generating_unit	Dec. 31, 2022 USD ($) cash_generating_unit	Dec. 31, 2021 USD ($) cash_generating_unit	Dec. 31, 2020 USD ($)	Oct. 01, 2021	Oct. 01, 2020
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit			58	46	58
Reversal of impairment loss recognised in profit or loss	$ 660				$ 218
Property, plant and equipment and biological assets ending balance			$ 30,075	$ 30,167	30,075
ArcelorMittal Kriviy Rih
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment				$ 1,020
Florange
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						$ 92
Krakow
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						104
Florange And Krakow
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss						133
Europe
Disclosure of information for cash-generating units [line items]
Impairment charge related for property, plant and equipment						$ 331
Europe | Total Europe | Europe flat products
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss			218
Discount rate (in percent)							8.50%	8.50%
Property, plant and equipment and biological assets ending balance			$ 11,005		$ 11,005
NAFTA | ArcelorMittal USA LLC
Disclosure of information for cash-generating units [line items]
Reversal of impairment loss recognised in profit or loss		$ 660